Schedule of reconciliation between tax expense and product (Details)	12 Months Ended
	Apr. 30, 2026 USD ($)	Apr. 30, 2026 SGD ($)	Apr. 30, 2025 SGD ($)	Apr. 30, 2024 SGD ($)
Notes and other explanatory information [abstract]
Profit before income tax	$ (1,632,565)	$ (2,079,562)	$ 24,929	$ 2,023,322
Tax calculated at tax rate	(277,536)	(353,526)	4,238	343,965
Income not subject to tax	(3,092)	(3,939)	(6,330)	(73,980)
Expenses not deductible for tax purposes	285,303	363,421	90,442	21,114
Tax concessions and deductions	(1,902)	(2,423)	(17,425)	(17,425)
Deferred tax not recognized	119,184	151,816	(62,904)	(257,821)
Under provision in prior financial year	77,057	98,155	(26,072)
Income tax expense	$ 199,014	$ 253,504	$ (18,051)	$ 15,853